Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Earnings per ordinary share diluted	$ 0.05	$ 0.06
Weighted average number of ordinary shares outstanding diluted	12,122,574	10,987,679